Note 11 - Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2018	2019
	$ (Unaudited)	$ (Unaudited)

Research and development	4,873	156
General and administrative	(672)	215

Total	4,201	371